Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

(20)  Quarterly Financial Information (unaudited)

	2011
	Dec 31	Sep 30	Jun 30	Mar 31

Total revenue as previously reported	$153,352	$151,788	$150,318	$155,318
Reclassified to discontinued operations (a)	(1,433)	(2,113)	(2,957)	(4,325)
Adjusted total revenues	$151,919	$149,675	$147,361	$150,993

Net loss attributable to Company shareholders	$(13,837)	$(5,023)	$(13,724)	$(40,025)

Net loss per common share - basic and diluted	$(0.07)	$(0.03)	$(0.07)	$(0.21)

Weighted average number of common shares outstanding - basic and diluted	193,444	192,779	192,114	191,488

	2010
	Dec 31	Sep 30	Jun 30	Mar 31

Total revenue as previously reported	$155,277	$162,030	$160,586	$164,755
Reclassified to discontinued operations (a)	(5,335)	(2,291)	(3,757)	(4,571)
Adjusted total revenues	$149,942	$159,739	$156,829	$160,184

Net loss attributable to Company shareholders	$(3,411)	$(25,527)	$(38,349)	$(28,556)

Net loss per common share-basic and diluted	$(0.02)	$(0.13)	$(0.20)	$(0.15)

Weighted average number of common shares outstanding-basic and diluted	193,645	193,946	193,436	192,961

(a)    Represents revenue that has been reclassified to discontinued operations since previously reported amounts in Form 10-Q or 10-K.